Share-based compensation (Details Narrative)	1 Months Ended						6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Nov. 30, 2025 $ / shares shares	Jul. 31, 2025 shares	Jun. 30, 2025 shares	Jul. 31, 2024 shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2022 shares
Stock option, granted									1,067,617	587,650	46,400
Exercise price per share | $ / shares	$ 4.36							$ 4.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number							970,308			970,308	586,923	1,890,729	540,523
Stock options, granted remaining amount							858,678			858,678	1,234,772	452,490
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period							56,482		147,196	204,265
Share-based compensation arrangement by share-based payment award, shares issued in period				23,007
Expected term				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | €									€ 937,742	€ 847,255	€ 739,884
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | €							€ 1,404,415			€ 1,404,415	€ 907,683	€ 2,271,990
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | € / shares									€ 2.32	€ 2.87	€ 5.30
Stock option expenses | €									€ 937,742
Share-based compensation | €									€ 1,009,738	€ 847,255	€ 739,884
Accrued share-based compensation | €												€ 71,996
Dr Francesco Galimi [Member]
Exercise price per share | $ / shares		$ 2.57
Shares purchased for award		27,110
Expected term		10 years
Director [Member]
Stock option, granted						46,400
Exercise price per share | $ / shares						$ 5.62
Officers and Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					50,000
Shares purchased for award			495,507		587,650
Share-based compensation arrangement by share-based payment award, terms of award			For the Chairman and CEO, the NSOs vest monthly over three (3) years and have a 10-year term. For the other two directors of the Company, the NSOs vest monthly over one (1) year, also with a 10-year term. The NSOs granted to officers and employees also have a 10-year term and vest monthly over three (3) years, except for employees with less than one (1) year of service, whose options include a one-year cliff vesting from the date of hire, followed by monthly vesting thereafter.		The NSOs vested monthly over three years with a 10-year term, expiring on July 1, 2034. A cliff vesting period is provided for those employees with less than one (1) year of service at the time of grant, until the first anniversary of employment is completed. The exercise price of the NSOs is $3.083 per share, corresponding to the market price at the date of grant.
Management [Member]
Exercise price per share | $ / shares	$ 1.48							$ 1.48
Share-based compensation arrangement by share-based payment award, terms of award	The NSOs vest monthly over three years, except for those granted to one director, which vest monthly over a one (1) year period. All options have a ten-year term and expire on December 18, 2035.
Share-based compensation arrangement by share-based payment award, shares issued in period	545,000
Chief Medical Officer [Member]
Stock option, granted				78,525	68,671
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period								351,461	147,196